MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2020
MAINLAND CHINA CONTRIBUTION PLAN
MAINLAND CHINA CONTRIBUTION PLAN

18. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were RMB39,495, RMB63,799 and RMB64,734 during the years ended December 31, 2018, 2019 and 2020.